Payden Floating Rate Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 274
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28  849
835,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (b) 840
840,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (b) 880
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28  599
2,910 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (b) 514
Total Asset Backed (Cost - $4,515)
3,956
Bank Loans(c) (89%
)
Automotive (5%)
480,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.94%, 12/13/29  481
997,500 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
8.33%, 5/06/30  999
962,775 Dealer Tire LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
9.08%, 12/14/27  964
1,473,750 Driven Holdings LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.45%, 12/15/28  1,465
1,025,000 Kestrel Bidco Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 0.000%),
3.75%, 1/31/31  1,015
700,000 Tenneco Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 5.000%),
10.47%, 11/17/28  636
1,050,000 Wand NewCo 3 Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 3.75%, 1/31/31  1,052
6,612
Basic Industry (9%)
495,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 8.60%, 2/15/28  494
500,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 8.87%, 6/04/29  500
212,500 American Airlines Inc. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.750%), 10.33%, 4/20/28  218
1,022,438 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 9.83%, 8/19/30  1,024
1,020,000 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 9.68%, 3/09/29  1,016
1,187,038 Madison Iaq LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.70%, 6/21/28  1,180
1,042,125 Mauser Packaging Solutions Holding Co. Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.000%), 9.36%, 8/14/26  1,045
Principal
or Shares Security Description
Value
(000)
1,023,240 SCIH Salt Holdings Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.000%), 9.45%, 3/16/27  $ 1,022
1,248,000 SRS Distribution Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.95%, 6/02/28  1,243
500,000 Summit Materials LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 7.83%, 1/12/29  502
1,267,863 TK Elevator Midco Gmbh Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.23%, 7/30/27  1,270
682,473 Transdigm Inc. Term Loan H 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
8.60%, 2/22/27  684
500,000 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 0.000%),
8.60%, 2/14/31  501
10,699
Consumer Goods (1%)
646,684 Journey Personal Care Corp. Term Loan 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.70%, 3/01/28  642
583,461 UTZ Quality Foods LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 8.45%, 1/20/28  584
1,226
Energy (4%)
600,000 Calpine Corp. Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
2.00%, 12/16/27  600
799,081 CQP Holdco LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
8.35%, 12/31/30  799
1,050,000 NGL Energy Operating LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.000%), 4.50%, 2/03/31  1,050
696,500 NorthRiver Midstream Finance LP Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.000%), 8.33%, 8/16/30  697
1,042,125 Par Petroleum LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.250%), 9.74%, 2/28/30  1,043
719,243 Talen Energy Supply LLC Term Loan TLB-EXIT
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 9.87%, 5/17/30  722
302,143 Talen Energy Supply LLC Term Loan TLC-EXIT
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 9.87%, 5/17/30  303
409,296 TerraForm Power Operating LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.500%), 7.85%, 5/21/29  409
5,623
Financial Services (9%)
1,470,000 Albion Financing 3 Sarl Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
5.250%), 10.83%, 8/17/26  1,479
784,415 Allspring Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.250%), 8.89%, 11/01/28  783

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,043,090 AmWINS Group Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.70%, 2/19/28  $ 1,040
1,050,000 Boost Newco Borrower LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 3.50%, 9/20/30  1,051
499,665 EMRLD Borrower LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 8.31%, 5/31/30  500
1,074,156 Entain PLC Term Loan B2 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
8.95%, 10/31/29  1,076
1,025,000 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.00%, 1/31/31  1,023
1,031,288 Naked Juice LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.70%, 1/24/29  979
480,000 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
9.19%, 11/09/26  474
500,000 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.500%),
9.83%, 12/11/28  492
300,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
11.68%, 11/05/29  297
583,560 Starwood Property Mortgage LLC Term Loan B3
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.250%), 8.68%, 7/24/26  584
1,020,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 10.35%, 11/17/30  1,000
10,778
Healthcare (9%)
1,000,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
5.500%), 10.83%, 5/04/28  995
1,308,390 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 8.58%, 2/15/29  1,293
1,027,425 Bausch & Lomb Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.33%, 9/14/28  1,011
1,217,446 Embecta Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.33%, 3/30/29  1,179
646,750 Fortrea Holdings Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 9.08%, 7/01/30  648
790,403 Jazz Financing Lux Sarl Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 8.45%, 5/05/28  791
981,269 Medline Borrower LP Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 8.45%, 10/23/28  981
860,587 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.19%, 3/29/29  863
1,317,647 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
10.34%, 7/06/28  1,278
Principal
or Shares Security Description
Value
(000)
1,480,000 Sotera Health Holdings LLC Term Loan 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 8.20%, 12/11/26  $ 1,479
1,050,000 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.35%, 9/28/30  1,027
11,545
Insurance (5%)
1,333,840 Acrisure LLC Term Loan B1 1L, (LIBOR USD
3-Month + 3.500%), 9.15%, 2/15/27  1,330
508,256 Alliant Holdings Intermediate LLC Term
Loan B6 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.500%), 8.83%, 11/06/30  510
1,343,494 AssuredPartners Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.96%, 2/12/27  1,341
1,332,066 Asurion LLC Term Loan B8 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.71%, 12/23/26  1,328
350,000 Asurion LLC Term Loan B4 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
10.70%, 1/20/29  333
1,060,935 HUB International Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 8.57%, 6/20/30  1,063
5,905
Leisure (12%)
1,363,560 Banijay Entertainment SAS Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.20%, 3/01/28  1,368
347,375 Caesars Entertainment Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 8.66%, 2/06/30  348
845,750 Carnival Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
8.34%, 8/09/27  847
1,539,069 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 9.33%, 1/26/29  1,537
1,470,000 Flynn Restaurant Group LP Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.70%, 12/01/28  1,477
1,050,000 Hilton Grand Vacations Borrower LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.750%), 8.08%, 1/17/31  1,049
585,000 MajorDrive Holdings IV LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.000%), 9.61%, 6/01/28  583
1,025,000 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 9.60%, 8/01/30  1,028
1,481,250 Scientific Games Holdings LP Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.500%), 8.58%, 4/04/29  1,471
1,123,863 Scientific Games International Inc. Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 2.750%), 8.08%, 4/14/29  1,126
379,091 SRAM LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
8.20%, 5/18/28  379

Principal
or Shares Security Description
Value
(000)
1,050,000 Tacala Investment Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 4.75%, 1/27/31  $ 1,050
1,128,634 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.47%, 2/05/27  1,131
1,166,670 United PF Holdings LLC Term Loan 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 9.57%, 12/30/26  1,024
14,418
Media (9%)
1,477,500 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.500%), 8.93%, 12/21/28  1,483
742,029 Advantage Sales & Marketing Inc. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.500%), 10.09%, 10/28/27  739
1,117,491 Altice Financing SA Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 10.31%, 10/29/27  1,116
1,040,922 CSC Holdings LLC Term Loan B5 1L, (LIBOR
USD 1-Month + 2.500%), 7.95%, 4/15/27  994
206,625 E.W. Scripps Co. Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.45%, 1/07/28  206
1,238,250 Endurance International Group Holdings Inc.
Term Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 3.500%), 9.42%, 2/10/28  1,207
1,075,038 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.47%, 12/01/28  1,068
643,418 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.750%), 10.22%, 7/28/28  641
1,325,623 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
9.58%, 5/03/28  1,301
997,468 Sinclair Television Group Inc. Term Loan B4 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 9.18%, 4/21/29  904
1,060,000 UPC Financing Partnership Term Loan AX 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 8.45%, 1/31/29  1,049
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 8.70%, 1/31/29  596
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 8.79%, 3/31/31  494
11,798
Real Estate (1%)
997,500 Greystar Real Estate Partners LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 9.13%, 8/07/30  999
Retail (8%)
800,000 Evergreen AcqCo 1 LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.75%, 4/26/28  804
246,840 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.500%), 9.36%, 4/26/28  248
Principal
or Shares Security Description
Value
(000)
694,750 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
9.08%, 3/08/30  $ 692
1,196,912 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 8.20%, 10/19/27  1,189
1,042,947 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.21%, 12/15/27  1,042
1,371,225 Leslie's Poolmart Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.500%), 8.20%, 3/09/28  1,359
779,000 MIC Glen LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.70%, 7/21/28  777
1,250,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.18%, 7/20/29  1,234
487,500 Michaels Cos. Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
9.86%, 4/15/28  402
682,500 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
9.18%, 2/11/28  680
976,801 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.46%, 8/03/28  976
9,403
Service (3%)
810,285 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.500%), 8.95%, 8/12/28  810
668,147 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.95%, 5/17/28  667
1,050,000 Conservice Midco LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.00%, 5/13/27  1,054
927,907 Covanta Holding Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 8.33%, 11/30/28  928
69,767 Covanta Holding Corp. Term Loan C 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 8.33%, 11/30/28  70
3,529
Technology (9%)
1,000,000 BMC Software (Boxer/ Bladelogic) Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 4.250%), 9.61%, 12/29/28  1,002
1,191,000 Central Parent LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 9.35%, 7/06/29  1,195
1,240,625 Cloud Software Group Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.95%, 3/30/29  1,219
1,200,000 CNT Holdings I Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.000%), 8.83%, 11/08/27  1,200
1,374,563 Ensono LP Term Loan B 1L, (1 mo. Term Secured
Overnight Financing Rate + 3.750%), 9.46%,
5/26/28  1,345

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,050,000 KBR Inc. Term Loan B 1L, (1 mo. Term Secured
Overnight Financing Rate + 1.250%), 2.25%,
1/17/31  $ 1,049
1,250,000 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 9.07%, 7/25/30  1,255
552,159 Open Text Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
8.18%, 1/31/30  553
1,334,730 Peraton Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
9.18%, 2/01/28  1,335
482,500 Presidio Holdings Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.91%, 1/22/27  483
10,636
Telecommunications (3%)
1,361,500 Frontier Communications Corp. Term Loan
B-EXIT 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 9.20%, 10/08/27  1,349
1,121,672 Gogo Intermediate Holdings LLC Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.750%), 9.20%, 4/30/28  1,121
1,137,995 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 10.81%, 8/15/28  1,037
585,000 Univision Communications Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.250%), 8.71%, 3/15/26  585
4,092
Transportation (2%)
375,000 Delta Air Lines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.07%, 10/20/27  384
643,824 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.61%, 7/21/28  637
195,270 First Student Bidco Inc. Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.61%, 7/21/28  193
618,734 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.56%, 1/15/27  620
1,122,344 United Airlines Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.20%, 4/21/28  1,126
2,960
Total Bank Loans (Cost - $109,848)
110,223
Corporate Bond (5%
)
500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (b) 242
1,200,000 Civitas Resources Inc. 144A, 8.38%, 7/01/28 (b) 1,263
330,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (b) 329
268,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (b) 268
450,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(d) 437
850,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (b) 804
500,000 Navient Corp. , 5.88%, 10/25/24  500
Principal
or Shares Security Description
Value
(000)
500,000 OneMain Finance Corp. , 6.88%, 3/15/25  $ 502
500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (b) 498
750,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (b) 689
450,000 Service Properties Trust , 7.50%, 9/15/25  457
250,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 12.00%,
10/15/26 (b) 246
300,000 System Energy Resources Inc. , 6.00%, 4/15/28  306
Total Corporate Bond (Cost - $6,897)
6,541
Mortgage Backed (3%
)
793,389 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 17.71%,
9/25/28 (e) 934
813,024 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 17.21%,
10/25/28 (e) 952
662,487 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 15.96%, 5/25/28 (e) 716
490,844 Freddie Mac STACR Debt Notes 2017-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 12.864%), 18.21%, 8/25/29 (e) 586
661,475 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 17.21%, 5/25/43 (b)(e) 786
Total Mortgage Backed (Cost - $3,521)
3,974
Investment Company (10%
)
12,699,316 Payden Cash Reserves Money Market Fund *
(Cost - $12,699)
12,699
Total Investments (Cost - $137,480) (110%)
137,393
Liabilities in excess of Other Assets (-10%)
(12,707)
Net Assets (100%) $ 124,686
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 268 CAD  361 Citibank, N.A. 03/18/2024 $ (1)